Basis of Presentation of the Consolidated Financial Statements - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Employee benefits expense	€ 6,332	€ 6,862	€ 8,098
Individual Suspension Plan
Disclosure of other provisions [line items]
Employee benefits expense	€ 297	€ 165